STOCKHOLDERS’ EQUITY – CAPITAL STOCK (Details Narrative) - USD ($)		1 Months Ended							9 Months Ended		12 Months Ended
	Jun. 15, 2022	May 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Apr. 30, 2021	Apr. 30, 2021	Jul. 31, 2020	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2022	Mar. 31, 2021	Aug. 11, 2022	May 19, 2022	Jan. 30, 2022
Class of Stock [Line Items]
Debt instrument, face amount													$ 10,000,000
Exercise price						$ 0.20	$ 0.20				$ 0.20
Capital Units, Authorized		2,200,000,000
Capital stock, par value		$ 0.0001
Common stock shares authorized		2,000,000,000
Common stock, par value		$ 0.0001									$ 0.0001
Preferred stock shares authorized		200,000,000							200,000,000		200,000,000	200,000,000
Preferred stock, par value		$ 0.0001							$ 0.0001		$ 0.0001	$ 0.0001
Common stock, shares outstanding											288,923,969	160,100,769
Treasury stock shares									26,091,136
Stock Issued During Period, Value, Conversion of Convertible Securities
Cancellation of stock shares											2,900,000
Number of shares issued										$ 3,000,000
Shares issued for stock warrants exercise							27,000,000.0					38,300,000
deemed dividend related party transaction					$ 2,300,000	$ 1,100,000		$ 2,400,000
Origination fee						15,000,000.0	15,000,000.0
Prepayment of interest shares						12,000,000.0
Investments									$ 178,727		$ 5,063,940
Due to Related Parties, Current									$ 53,797		$ 125,532
Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, par value											$ 0.0001
Common Stock [Member]
Class of Stock [Line Items]
Shares issued price per share					$ 0.075	$ 0.24	$ 0.24	$ 0.18		$ 0.075
Stock Issued During Period, Value, Conversion of Convertible Securities											$ 1	$ 3,201
Shares conversion of convertible securities											10,000	32,010,000
Shares issued for stock warrants exercise											313.200
Common Stock [Member] | Maximum [Member]
Class of Stock [Line Items]
Warrants to purchase common stock												29,200,000
Common Class B [Member]
Class of Stock [Line Items]
Common stock shares authorized									10,000,000		10,000,000	10,000,000
Common stock, par value									$ 0.0001		$ 0.0001	$ 0.0001
Common stock, shares issued									0		0	0
Common stock, shares outstanding									0		0	0
Conversion of Stock, Shares Converted												10,000,000.0
Common Class B [Member] | Maximum [Member]
Class of Stock [Line Items]
Common stock shares authorized											10,000,000
Common Class A [Member]
Class of Stock [Line Items]
Common stock shares authorized									1,990,000,000		1,990,000,000	500,000,000
Common stock, par value									$ 0.0001		$ 0.0001	$ 0.0001
Common stock, shares issued									262,832,833		288,923,969	160,100,769
Common stock, shares outstanding									262,832,833		288,923,969	160,100,769
Conversion of Stock, Shares Converted											10,000	1,800,000
Common Class A [Member] | Maximum [Member]
Class of Stock [Line Items]
Common stock shares authorized											800,000,000
Series A convertible preferred stock [Member]
Class of Stock [Line Items]
Preferred stock shares authorized									100,000,000		100,000,000	100,000,000
Preferred stock, par value									$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, voting rights percentage											86.00%
Preferred stock, redemption price per share											$ 0.001
Number of shares converted												21,750,000
Preferred stock shares outstanding									3,100,000		3,100,000	5,100,000
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Stock Issued During Period, Value, Conversion of Convertible Securities											$ 2,000,000
Preferred stock shares outstanding											3,100,000	5,100,000
Conversion of Stock, Shares Converted												20,000,000.0
Series A Preferred Stock [Member] | Preferred Stock [Member]
Class of Stock [Line Items]
Stock Issued During Period, Value, Conversion of Convertible Securities										$ (200)	$ (200)	$ (2,175)
Shares conversion of convertible securities										(2,000,000)	(2,000,000)	(21,750,000)
Number of shares issued
Series B Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock shares authorized											10,000,000	10,000,000
Preferred stock, par value									$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock shares outstanding									0		0	0
Series C Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock shares authorized									100,000,000		100,000,000	10,000,000
Preferred stock, par value									$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, voting rights percentage											86.00%
Preferred stock, redemption price per share											$ 0.001
Preferred stock shares outstanding									3,220,000		3,220,000	3,230,000
Series C Preferred Stock [Member]
Class of Stock [Line Items]
Shares conversion of convertible securities											10,000	260,000
Conversion of Stock, Shares Converted												260,000
Series C Preferred Stock [Member] | Preferred Stock [Member]
Class of Stock [Line Items]
Stock Issued During Period, Value, Conversion of Convertible Securities										$ (1)	$ (1)	$ (26)
Shares conversion of convertible securities										(10,000)	(10,000)	(260,000)
Number of shares issued
Class A Common Stock [Member]
Class of Stock [Line Items]
Shares issued for stock warrants exercise											1,500,000	2,300,000
Class A Common Stock [Member] | Robert Oblon [Member]
Class of Stock [Line Items]
Shares issued for stock warrants exercise												10,000,000.0
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Conversion of Stock, Shares Converted												10,000,000.0
Series B Preferred Stock [Member] | Preferred Stock [Member]
Class of Stock [Line Items]
Stock Issued During Period, Value, Conversion of Convertible Securities												$ (1,000)
Shares conversion of convertible securities												(10,000,000)
Number of shares issued
Confidential Settlement Agreement [Member]
Class of Stock [Line Items]
Number of sale of shares		26,091,136
One time payment		$ 1,043,645
Shares issued price per share														$ 0.25
Co Founders Agreement [Member]
Class of Stock [Line Items]
Repurchase of common stock									$ 626,187
Liability recovery amount									324,230
Stock Purchase And Share Subscription Agreement [Member]
Class of Stock [Line Items]
Number of common stock exchanged					50,000,000.0					50,000,000.0
Stock Purchase And Share Subscription Agreement [Member] | Common Class A [Member]
Class of Stock [Line Items]
Warrants to purchase common stock					50,000,000.0					50,000,000.0
Stock Purchase And Share Subscription Agreement [Member] | Class A Common Stock [Member]
Class of Stock [Line Items]
Exercise price								$ 0.20
Number of shares issued								$ 3,000,000.0
Shares issued for stock warrants exercise						27,000,000.0		30,000,000.0
Warrants to purchase common stock					50,000,000.0			10,000,000.0		50,000,000.0
Investments					$ 3,000,000.0					$ 3,000,000.0
Number of common stock exchanged					50,000,000.0					50,000,000.0
Business Consulting Agreement [Member]
Class of Stock [Line Items]
Exercise price				$ 0.0001											$ 0.0001
Warrants to purchase common stock			50,000,000.0	50,000,000.0
Due to Related Parties, Current				$ 60,000					700,000
Business Consulting Agreement [Member] | Common Class A [Member]
Class of Stock [Line Items]
Shares issued for stock warrants exercise			50,000,000.0	50,000,000.0
Consulting Agreement [Member]
Class of Stock [Line Items]
Fair Value Adjustment of Warrants				$ 3,500,000
Multi Party Settlement Agreement [Member] | Class A Common Stock [Member]
Class of Stock [Line Items]
Shares issued for stock warrants exercise												5,500,000
Advancing Promissory Note [Member]
Class of Stock [Line Items]
Debt instrument, face amount	$ 27,000,000.0								$ 27,000,000.0
Warrants to purchase shares	818,181,819								818,181,819
Exercise price	$ 0.033								$ 0.033
Number of shares converted	818,181,819